Condensed Balance Sheets - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Current Assets:
Cash and cash equivalents	$ 1,974,427	$ 3,011,291
Accounts receivable - joint interest billing	86,484	384,618
Accounts receivable - related party	276,094
Deferred offering costs	99,829	0
Prepaid expenses and other assets	121,003	29,119
Total current assets	2,557,837	3,425,028
Crude Oil and Natural Gas Properties-using successful efforts method
Unproven crude oil and natural gas properties	428,220	715,594
Proven crude oil and natural gas properties	5,039,034	724,058
Wells in progress	608,650	40,505
Less: Accumulated depletion and depreciation	(724,058)	(724,058)
Crude oil and natural gas properties, net	5,351,846	756,099
Property, plant and equipment, net	13,431	1,828
Other assets	3,851	3,851
Total Assets	7,926,965	4,186,806
Current Liabilities:
Accounts payable and accrued liabilities	587,749	312,590
Accounts payable - working interest owners	144,181	949
Total current liabilities	731,930	313,539
Long-term debt	4,662,185	1,062,185
Asset retirement obligation	584,358	34,776
Total Liabilities	5,978,473	1,410,500
Commitments and contingencies - Note 11
Shareholders' Equity:
Preferred stock-$.01 par value: 10,000,000 shares authorized; 0 shares issued and outstanding
Common stock-$.001 par value: 100,000,000 shares authorized; 21,828,191 shares and 21,633,191 shares issued and outstanding, respectively	21,828	21,633
Additional paid in capital	8,937,441	8,124,443
Accumulated deficit	(7,010,777)	(5,369,770)
Total Shareholders' Equity	1,948,492	2,776,306
Total Liabilities and Shareholders' Equity	$ 7,926,965	$ 4,186,806